401(K) Plan	12 Months Ended
Dec. 31, 2011
401(k) Plan [Abstract]
401(K) Plan

Note 9 — 401(k) Plan

     The Company has established a 401(k) deferred contribution retirement plan (the "401(k) Plan") which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $28,000 and $24,000 in 2011 and 2010, respectively.